Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Additional Paid-in Capital Schedule Of Stock Option Activity 1	$ 1,698,088
Additional Paid-in Capital Schedule Of Stock Option Activity 2	0.53
Additional Paid-in Capital Schedule Of Stock Option Activity 3	290,000
Additional Paid-in Capital Schedule Of Stock Option Activity 4	0.54
Additional Paid-in Capital Schedule Of Stock Option Activity 5	(150,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 6	(0.76)
Additional Paid-in Capital Schedule Of Stock Option Activity 7	(65,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 8	(0.59)
Additional Paid-in Capital Schedule Of Stock Option Activity 9	(775,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 10	(0.41)
Additional Paid-in Capital Schedule Of Stock Option Activity 11	998,088
Additional Paid-in Capital Schedule Of Stock Option Activity 12	0.59
Additional Paid-in Capital Schedule Of Stock Option Activity 13	195,000
Additional Paid-in Capital Schedule Of Stock Option Activity 14	0.57
Additional Paid-in Capital Schedule Of Stock Option Activity 15	(45,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 16	(0.49)
Additional Paid-in Capital Schedule Of Stock Option Activity 17	(32,500)
Additional Paid-in Capital Schedule Of Stock Option Activity 18	(1.15)
Additional Paid-in Capital Schedule Of Stock Option Activity 19	(50,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 20	(0.55)
Additional Paid-in Capital Schedule Of Stock Option Activity 21	$ 1,065,588
Additional Paid-in Capital Schedule Of Stock Option Activity 22	0.58